Income Taxes - Federal Statutory Corporate Tax Rate Reconciles to Our Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	(1.30%)	0.50%	0.20%
Foreign earnings taxed at lower effective rates	(4.10%)	(0.80%)	(8.40%)
Nondeductible acquisition costs			2.90%
U.S. domestic manufacturing deduction			(2.80%)
Impairment		(20.00%)
Reorganization tax benefit	(6.70%)
Net change in valuation allowance	22.70%	(2.20%)	0.80%
Net change in unrecognized tax benefits	2.00%	1.90%	0.40%
Other	(0.30%)	(0.30%)	1.80%
Effective income tax rate	47.30%	14.10%	29.90%